Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Corporate tax	€ 1,236.7	€ 260.7	€ 352.3
Trade tax	989.6	140.1	204.1
Federal tax credits	25.4	21.3	4.0
State tax credits	€ 7.1	€ 8.7	€ 1.6